Consolidated Balance Sheet (USD $)	Jun. 30, 2012	Mar. 31, 2012
Current Assets:
Cash	$ 17,062	$ 15,698
Accounts receivable	280
Prepaid expenses	16,608	168,874
Total current assets	33,950	184,572
Non-current assets:
Property and equipment	4,359	3,036
Accumulated depreciation	(218)
Property and equipment, net	4,141	3,036
Website development costs
Website development costs	5,315	5,315
Accumulated amortization	(1,068)	(801)
Website development costs, net	4,247	4,514
Security Deposit:
Security deposit	15,000	15,000
Security deposit	15,000	15,000
Total assets	57,338	207,122
Current Liabilities:
Accounts payable	190,713	237,288
Accounts payable - President and CEO	20,220	20,220
Accrued expenses	8,840	5,400
Accrued interest	26,959	15,521
Advances from president and significant stockholder	21,238	19,138
Convertible notes payable	900,000	700,000
Total current liabilities	1,167,970	997,567
Stockholders' deficit
Common stock at $0.001 par value: 100,000 shares authorized, 58,354,775 shares issued and outstanding	58,355	58,355
Additional paid-in capital	1,568,501	1,474,751
Deficit accumulated during the development stage	(2,737,488)	(2,323,551)
Total stockholders' deficit	(1,110,632)	(790,445)
Total liabilities and stockholders' deficit	$ 57,338	$ 207,122